Exhibit 99.1

Santander Drive Auto Receivables Trust 2018-1

Class A-1 1.83000% Asset Backed Notes

Class A-2 2.10% Asset Backed Notes

Class A-3 2.32% Asset Backed Notes

Class B 2.63% Asset Backed Notes

Class C 2.96% Asset Backed Notes

Class D 3.32% Asset Backed Notes

Class E 4.37% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2018-1, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of January 24, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	04/01/2020
Collection Period Ending:	04/30/2020
Previous Payment/Close Date:	04/15/2020
Payment Date	05/15/2020
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	28

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	79,166	12/31/2017	01/24/2018	1,329,807,616.48

Total	79,166			1,329,807,616.48

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	440,390,733.50

{2} Payments Received									{2}	12,770,824.04
{3} Repurchased Receivables									{3}	11,928.77
{4} Defaulted Receivables									{4}	4,900,439.80
{5} Cram Down Losses and Other Principal Adjustments									{5}	(2,268.16)
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	17,680,924.45

{8} End of period aggregate Principal Balance										{8}	422,709,809.05

{9} Pool Factor										{9}	0.317873

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	239,000,000.00	301,600,000.00	118,980,000.00	182,180,000.00	169,550,000.00	119,020,000.00	93,090,000.00	1,223,420,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	1,479,938.14	169,550,000.00	119,020,000.00	93,090,000.00	383,139,938.14
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	1,479,938.14	13,902,466.13	—	—	15,382,404.27
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	—	155,647,533.87	119,020,000.00	93,090,000.00	367,757,533.87
{20} Note Pool Factors			{20}	—	—	—	—	0.918004	1.000000	1.000000	0.300598
{21} Principal payment per $1,000			{21}	—	—	—	8.12	82.00	—	—	12.57

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	12,770,824.04
{23} Net Liquidation Proceeds									{23}	1,370,920.31
{24} Principal on Repurchased Receivables									{24}	151,312.44
{25} Interest on Repurchased Receivables									{25}	8,562.90
{26} Interest collected on Receivables									{26}	4,606,290.39
{27} Other amounts received									{27}	34,618.08
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	18,942,528.16

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	1,100,976.83	—	—	1,100,976.83					{35}	1,100,976.83

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	1.83000%	30	Actual	—			{36}	—
{37}	Class A-2	—	2.10%	30	30 / 360	—			{37}	—
{38}	Class A-3	—	2.32%	30	30 / 360	—			{38}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	1,479,938.14	2.63%	30	30 / 360	3,243.53			{43}	3,243.53

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	169,550,000.00	2.96%	30	30 / 360	418,223.33			{46}	418,223.33

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	119,020,000.00	3.32%	30	30 / 360	329,288.67			{49}	329,288.67

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—					{50}	—

{51} Fourth Allocation of Principal									{51}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	93,090,000.00	4.37%	30	30 / 360	339,002.75			{52}	339,002.75

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—					{53}	—

{54} Fifth Allocation of Principal									{54}	—

{55} Reserve Account deposit									{55}	—
{56} Regular Allocation of Principal									{56}	15,382,404.27
{57} Optional Purchase Amount									{57}	—
{58} Distribution to Residual Interestholder									{58}	1,369,388.78

{59} Total Distribution Amount										{59}	18,942,528.16

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance							{60}	13,298,076.16
{61} Deposit to Reserve Account							{61}	—
{62} Release from Reserve Account							{62}	—

{63} End of period Reserve Account balance										{63}	13,298,076.16

{64} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{64}	13,298,076.16
{65} Change in Reserve Account balance from prior period										{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization (greater of)										{66}	54,952,275.18
{67} (a)(i) 14.00% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2 Notes being paid in full or										{67}	—
{68} (a)(ii) 13.00% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2 Notes have been paid in full and										{68}	54,952,275.18
{69} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{69}	19,947,114.25

{70} Cumulative Net Loss Trigger										{70}	No
{71} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger —Greater of:										{71}	97,223,256.08
{72} (i) 23.00% of Receivable Principal Balance at end of Collection Period and										{72}	97,223,256.08
{73} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{73}	19,947,114.25

{74} End of period Principal Balance of the Receivables									{74}	422,709,809.05
{75} End of period Note Balance									{75}	367,757,533.87
{76} Overcollateralization amount at the end of the Collection Period										{76}	54,952,275.18
{77} Overcollateralization % at the end of the Collection Period										{77}	13.00%

VI. STATISTICAL DATA

									Original	Previous	Current
{78} Principal Balance of the Receivables								{78}	1,329,807,616.48	440,390,733.50	422,709,809.05
{79} Weighted average coupon of the Receivables								{79}	15.83%	15.80%	15.85%
{80} Weighted average original term of the Receivables								{80}	70.85	71.24	71.27
{81} Weighted average remaining term of the Receivables								{81}	64.76	43.13	42.43
{82} Number of Receivables								{82}	79,166	33,375	32,401

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{83} 31-60 days								{83}	2,531	34,657,007.33	8.20%
{84} 61-90 days								{84}	938	12,588,846.92	2.98%
{85} 91-120 days								{85}	445	5,706,887.59	1.35%
{86} 121 + days delinquent								{86}	—	—	0.00%
{87} Total								{87}	3,914	52,952,741.84	12.53%

{88} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{88}	20,530,112.51
{89} Delinquency Percentage as of the End of the Collection Period										{89}	4.86%
{90} Delinquency Trigger										{90}	24.00%
{91} Delinquency Trigger Occurred										{91}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{92} Beginning of period Repossessed Inventory									{92}	450	7,567,938.66
{93} Vehicles Repossessed in current period									{93}	44	681,443.38
{94} Repossessed vehicles sold in current period									{94}	136	2,311,136.66
{95} Repossessed vehicles reinstated in current period									{95}	10	176,809.94
{96} Repossessed vehicle adjustment in current period									{96}	(1)	(8,698.64)
{97} End of period Repossessed Inventory									{97}	347	5,752,736.80

IX. CUMULATIVE NET LOSS RATIO

										Units (a)	Dollars (a)
{98} Receivables becoming Defaulted Receivables during period									{98}	359	4,900,439.80
{99} Cram Down Losses occurring during period									{99}	37	(2,268.16)
{100} Net Liquidation Proceeds collected during period									{100}	1,116	1,370,920.31
{101} Net losses during period									{101}		3,527,251.33
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{102} Current Period Net Loss Ratio	{102}	3,527,251.33	431,550,271.28	0.82%

{103} Prior Period Net Loss Ratio	{103}	3,339,730.85	450,931,354.25	0.74%
{104} Second Prior Period Net Loss Ratio	{104}	3,575,568.76	472,454,135.42	0.76%
{105} Third Prior Period Net Loss Ratio	{105}	3,199,640.56	495,151,474.47	0.65%
{106} Rolling 3 prior month average Net Loss Ratio	{106}			0.71%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{107} Cumulative Net losses since Cut-off Date (beginning of period)			{107}	100,272,919.37
{108} Net losses during period			{108}	3,527,251.33
{109} Other Adjustments			{109}	(139,383.67)
{110} Cumulative Net losses since Cut-off Date (end of period)			{110}	103,660,787.03

{111} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{111}	7.80%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates to satisfy the obligations of Santander Consumer under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) (i) Article 405(1) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 51(1) of the Commission Delegated Regulation (EU) No. 231/2013 and (iii) Article 254(2) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the date hereof (collectively, the “EU Retention Rules”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2018-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from April 1, 2020 to April 30, 2020. Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2020 for additional information. The CIK number of the Securitizer is 0001726794.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	May 7, 2020

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: April 30, 2020

	End of period aggregate	Beginning Number of	End of period aggregate Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2016-1	138,156,629.62	14,902	26,378,781.26	2,096	19.09%
SDART 2016-2	184,417,289.46	20,178	36,129,368.59	2,981	19.59%
SDART 2016-3	249,003,198.70	24,763	46,756,526.38	3,582	18.78%
SDART 2017-1	237,883,331.05	22,395	45,209,847.05	3,338	19.01%
SDART 2017-2	331,703,577.02	29,721	60,909,159.03	4,356	18.36%
SDART 2017-3	309,958,564.16	25,315	54,540,847.84	3,590	17.60%
SDART 2018-1	422,709,809.05	33,375	76,144,312.62	4,891	18.01%
SDART 2018-2	423,282,352.08	31,270	75,325,242.92	4,563	17.80%
SDART 2018-3	526,308,623.54	33,848	101,793,277.33	5,485	19.34%
SDART 2018-4	496,755,696.18	30,649	94,579,253.42	4,953	19.04%
SDART 2018-5	590,718,395.50	36,960	111,660,110.02	5,892	18.90%
SDART 2019-1	646,294,672.02	36,917	123,739,717.80	5,837	19.15%
SDART 2019-2	806,430,891.95	45,413	144,173,940.17	6,732	17.88%
SDART 2019-3	884,505,708.89	52,921	157,748,969.98	7,862	17.83%
SDART 2020-1	1,225,576,210.66	60,170	181,622,019.94	7,999	14.82%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance